Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000001635 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000001635 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000001635 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001635 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001635 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001635 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001635 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001635 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001635 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001635 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001635 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000001635 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000001635 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001635 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000001635 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001635 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001635 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001635 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001635 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001635 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000077818 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000077818 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000077818 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077818 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077818 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077818 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077818 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077818 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077818 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077818 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077818 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000077818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000077818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000077818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077818 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000165210 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000165210 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000165210 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165210 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165210 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000165210 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165210 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165210 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165210 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000165210 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000165210 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000165210 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000165210 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000165210 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000165210 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000165210 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000165210 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000165210 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000165210 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000165210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000001636 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001636 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000001636 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001636 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000001636 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000001636 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000001636 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000001636 | Figs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001636 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001636 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001636 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001636 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000001636 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000001636 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001636 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000001636 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001636 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000001636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[5]
C000077819 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077819 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000077819 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077819 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000077819 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000077819 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000077819 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077819 | Figs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077819 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077819 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077819 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000077819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000077819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077819 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000077819 | Financials
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[7]
C000165211 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165211 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000165211 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000165211 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000165211 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000165211 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000165211 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000165211 | Figs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000165211 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165211 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000165211 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000165211 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000165211 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000165211 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000165211 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165211 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000165211 | Financials
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[9]
C000001637 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001637 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000001637 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001637 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001637 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001637 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001637 | Planet Fitness, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001637 | Cognex Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001637 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001637 | TransDigm Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001637 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001637 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000001637 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000001637 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001637 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001637 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000001637 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001637 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000001637 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077820 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077820 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000077820 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077820 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077820 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077820 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077820 | Planet Fitness, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077820 | Cognex Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077820 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077820 | TransDigm Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077820 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000077820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000077820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000077820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000077820 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077820 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11]
C000077820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000165212 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000165212 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000165212 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165212 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000165212 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165212 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000165212 | Planet Fitness, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165212 | Cognex Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165212 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000165212 | TransDigm Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165212 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000165212 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000165212 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000165212 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000165212 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000165212 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000165212 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165212 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000165212 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[12]
C000165212 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001638 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000001638 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000001638 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000001638 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001638 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001638 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001638 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001638 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001638 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001638 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001638 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001638 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000001638 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000001638 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001638 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000001638 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000001638 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001638 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000001638 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001638 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000077821 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000077821 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000077821 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000077821 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077821 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077821 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077821 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077821 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077821 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077821 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077821 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000077821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000077821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077821 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077821 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077821 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000174753 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174753 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000174753 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000174753 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174753 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174753 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174753 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174753 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174753 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174753 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174753 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174753 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000174753 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000174753 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174753 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174753 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174753 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174753 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000174753 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000001639 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001639 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000001639 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000001639 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001639 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001639 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001639 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000001639 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001639 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001639 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001639 | Samsara, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001639 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001639 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000001639 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001639 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001639 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000001639 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[16]
C000077822 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077822 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000077822 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000077822 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077822 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077822 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000077822 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077822 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077822 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077822 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077822 | Samsara, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000077822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077822 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000077822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[17]
C000165213 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000165213 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000165213 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000165213 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000165213 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165213 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000165213 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000165213 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000165213 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165213 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000165213 | Samsara, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000165213 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000165213 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000165213 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165213 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000165213 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000165213 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[18]
C000130959 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130959 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000130959 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130959 | Liberty Live Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130959 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130959 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130959 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130959 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130959 | Forgent Power Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130959 | Waystar Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130959 | Establishment Labs Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130959 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000130959 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000130959 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130959 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000130959 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000130959 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130959 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130959 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[19]
C000130960 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130960 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000130960 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130960 | Liberty Live Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130960 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130960 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130960 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130960 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130960 | Forgent Power Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130960 | Waystar Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130960 | Establishment Labs Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130960 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000130960 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000130960 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130960 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000130960 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000130960 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130960 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130960 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[20]
C000174754 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174754 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000174754 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174754 | Liberty Live Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174754 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174754 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174754 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174754 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174754 | Forgent Power Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174754 | Waystar Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174754 | Establishment Labs Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174754 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000174754 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000174754 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174754 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000174754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000174754 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[21]
C000196921 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000196921 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196921 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196921 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196921 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196921 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196921 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196921 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196921 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196921 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196921 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196921 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196921 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196921 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000196921 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196921 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196921 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196921 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000196921 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196921 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000196922 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000196922 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196922 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196922 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196922 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196922 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196922 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196922 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196922 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196922 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196922 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000196922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000196922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196922 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000196923 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000196923 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196923 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196923 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196923 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196923 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196923 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196923 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196923 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196923 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196923 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196923 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196923 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196923 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000196923 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196923 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196923 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000196923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[24]

[1]	Includes other assets and liabilities-net.
[2]	Includes other assets and liabilities-net.
[3]	Includes other assets and liabilities-net.
[4]	Rounds to less than 0.1%.
[5]	Includes other assets and liabilities-net.
[6]	Rounds to less than 0.1%.
[7]	Includes other assets and liabilities-net.
[8]	Rounds to less than 0.1%.
[9]	Includes other assets and liabilities-net.
[10]	Includes other assets and liabilities-net.
[11]	Includes other assets and liabilities-net.
[12]	Includes other assets and liabilities-net.
[13]	Includes other assets and liabilities-net.
[14]	Includes other assets and liabilities-net.
[15]	Includes other assets and liabilities-net.
[16]	Includes other assets and liabilities-net.
[17]	Includes other assets and liabilities-net.
[18]	Includes other assets and liabilities-net.
[19]	Includes other assets and liabilities-net.
[20]	Includes other assets and liabilities-net.
[21]	Includes other assets and liabilities-net.
[22]	Includes other assets and liabilities-net.
[23]	Includes other assets and liabilities-net.
[24]	Includes other assets and liabilities-net.